Consolidated Statements of Comprensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statements of Operations [Abstract]
Revenues	$ 3,302,775	$ 1,494,881
Cost of revenue	2,321,756	39,129
Gross profit	981,019	1,455,752
Selling, general and administrative expenses	2,831,069	693,603
Research and development expenses - other	2,942,981	751,434
Research and development expenses - related party		8,068
Depreciation and amortization	1,297,710	636,921
(Loss) from operations	(6,090,741)	(634,274)
Other Income (Expense)
Interest income - related party	2,036	19,049
Gain on bargain purchase	4,311,554
Interest expense	(113,967)	(13,738)
Loss on stock exchange	(37,788)
Write-off of loan of related party loan	(174,252)
Loss on impairment of asset	(74,483)	(173,500)
Loss before provision (benefit) for taxes	(2,177,641)	(802,463)
Provision (benefit) for taxes
Net loss	(2,177,641)	(802,463)
Other comprehensive income
Foreign currency translation adjustment	(15,719)	(23,411)
Comprehensive loss	$ (2,193,360)	$ (825,874)
BASIC AND DILUTED PER SHARE DATA:
Net loss per common share, basic and diluted	$ (0.09)	$ (0.04)
Weighted average common shares outstanding, basic and diluted	24,861,237	19,044,803